Financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule
The following are the contractual maturities of financial obligations as at June 30, 2025:

	Carrying amount	Contractual cash flows	< 1 year	1-3 years	4-5 years	>5 years
Accounts payable and accrued liabilities	$17,594	$17,594	$17,594	$—	$—	$—
Term loan facility (note 12)	4,882	5,601	4,576	1,025	—	—
Operating lease obligations (note 11)	1,965	2,870	336	1,203	1,038	293
	$24,441	$26,065	$22,506	$2,228	$1,038	$293